FINANCE COSTS - Disclosure of finance costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Finance Costs [Line Items]
Finance costs	$ 14.5	$ 1.5
Accretion on provision for reclamation and rehabilitation [Member]
Disclosure Of Finance Costs [Line Items]
Finance costs	1.2	0.7
Interest on loans [Member]
Disclosure Of Finance Costs [Line Items]
Finance costs	4.6	0.8
Write-off of capitalized deferred fees and prepayment penalties [Member]
Disclosure Of Finance Costs [Line Items]
Finance costs	7.0	0.0
Interest on convertible notes [Member]
Disclosure Of Finance Costs [Line Items]
Finance costs	1.5	0.0
Interest on lease liabilities [Member]
Disclosure Of Finance Costs [Line Items]
Finance costs	$ 0.2	$ 0.0